LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)

	Maturity Date	Coupon Rate	Principal Amount	Value
ASSET BACKED SECURITIES: 8.06%
321 Henderson Receivables I LLC
Series 2006-4A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	12/15/2041	0.31%	$71,399	$70,928
Series 2004-A A1 (1 Month LIBOR USD + 0.350%) (a)(c)	09/15/2045	0.46%	38,268	37,671
American Homes 4 Rent Trust, 2014-SFR2 A (a)	10/17/2036	3.79%	285,421	304,961
AmeriCredit Automobile Receivables Trust, 2020-3 A-3	06/18/2025	0.53%	2,150,000	2,154,731
Asset Backed Securities Corp Home Equity Loan Trust, 2002-HE1 M1 (1 Month LIBOR USD + 1.650%) (c)	03/15/2032	1.76%	391,380	392,939
Capital One Multi-Asset Execution Trust, 2015-A4 A4	05/15/2025	2.75%	1,210,000	1,248,311
CarMax Auto Owner Trust, 2018-4 A3	09/15/2023	3.36%	622,119	633,939
Chase Issuance Trust, 2020-A1 A1	01/15/2025	1.53%	1,050,000	1,073,191
Citibank Credit Card Issuance Trust
Series 2018-A6 A6	12/09/2024	3.21%	1,500,000	1,573,981
Series 2018-A3 A3	05/23/2025	3.29%	1,085,000	1,152,917
DB Master Finance LLC, 2019-1A A2I (a)	05/20/2049	3.79%	945,600	964,881
Diamond Resorts Owner Trust, 2018-1 A (a)	01/21/2031	3.70%	545,608	569,652
Discover Card Execution Note Trust, 2018-A2 A2 (1 Month LIBOR USD + 0.330%) (c)	08/15/2025	0.44%	1,225,000	1,230,311
Domino's Pizza Master Issuer LLC, 2017-1A A2I (3 Month LIBOR USD + 1.250%) (a)(c)	07/25/2047	1.47%	485,000	484,971
Ford Credit Auto Lease Trust, 2019-B A3	10/15/2022	2.22%	437,974	440,438
GM Financial Consumer Automobile Receivables Trust
Series 2020-2 A2B (1 Month LIBOR USD + 1.050%) (c)	03/16/2023	1.16%	187,440	187,925
Series 2021-1 A-3	10/16/2025	0.35%	1,400,000	1,398,502
Honda Auto Receivables Owner Trust
Series 2019-1 A3	03/20/2023	2.83%	591,283	600,260
Series 2017-4 A4	03/21/2024	2.21%	530,845	531,350
Series 2020-3 A3	10/18/2024	0.37%	2,350,000	2,350,787
Hyundai Auto Receivables Trust, 2020-C A3	05/15/2025	0.38%	2,150,000	2,149,176
Invitation Homes Trust
Series 2017-SFR2 A (1 Month LIBOR USD + 0.850%) (a)(c)	12/19/2036	0.96%	434,517	434,993
Series 2018-SFR1 A (1 Month LIBOR USD + 0.700%) (a)(c)	03/19/2037	0.81%	571,376	572,266
Series 2018-SFR2 A (1 Month LIBOR USD + 0.900%) (a)(c)	06/18/2037	1.01%	539,546	540,546
Series 2018-SFR3 A (1 Month LIBOR USD + 1.000%) (a)(c)	07/17/2037	1.11%	445,268	446,100
Series 2018-SFR4 D (1 Month LIBOR USD + 1.650%) (a)(c)	01/19/2038	1.76%	915,000	920,257
Morgan Stanley Capital I Trust, 2004-HE6 M1 (1 Month LIBOR USD + 0.825%) (c)	08/25/2034	0.93%	199,756	197,892
MVW Owner Trust
Series 2018-1A A (a)	01/21/2036	3.45%	1,091,937	1,132,119
Series 2019-1A A (a)	11/20/2036	2.89%	506,853	519,819
Series 2019-2A A (a)	10/20/2038	2.22%	672,260	685,619
Navient Student Loan Trust, 2021-A A (a)	05/15/2069	0.84%	1,547,818	1,542,766
OneMain Financial Issuance Trust
Series 2016-3A A (a)	06/18/2031	3.83%	752,000	759,777
Series 2018-2A A (a)	03/14/2033	3.57%	500,000	526,986
PFS Financing Corp.
Series 2020-F A (a)	08/15/2024	0.93%	1,150,000	1,156,629
Series 2020-G A (a)	02/17/2026	0.97%	900,000	903,535
Progress Residential Trust
Series 2017-SFR1 A (a)	08/17/2034	2.77%	322,907	324,878
Series 2019-SFR4 B (a)	11/17/2036	2.94%	600,000	610,052
Santander Drive Auto Receivables Trust, 2020-4 A-3	07/15/2024	0.48%	1,800,000	1,803,444
SoFi Professional Loan Program LLC
Series 2016-D A2B (a)	04/25/2033	2.34%	440,042	448,193
Series 2015-C A2 (a)	08/25/2033	2.51%	129,212	129,501
Series 2015-D A2 (a)	10/27/2036	2.72%	49,513	50,242
Series 2016-A A2 (a)	12/26/2036	2.76%	273,961	277,952
Series 2017-B A2FX (a)	05/25/2040	2.74%	330,153	335,933
Synchrony Card Issuance Trust, 2018-A1 A	09/15/2024	3.38%	1,035,000	1,049,606
Tesla Auto Lease Trust
Series 2020-A A2 (a)	05/20/2023	0.55%	1,622,839	1,625,180
Series 2021-A B (a)	03/20/2025	1.02%	1,100,000	1,098,822
Toyota Auto Receivables Owner Trust
Series 2020-B A2	12/15/2022	1.38%	912,979	916,410
Series 2019-A A3	07/17/2023	2.91%	450,970	457,969
Tricon American Homes Trust
Series 2017-SFR1 A (a)	09/19/2034	2.72%	1,211,155	1,219,005
Series 2017-SFR2 A (a)	01/18/2036	2.93%	197,867	202,534
Series 2017-SFR2 B (a)	01/18/2036	3.28%	250,000	255,148
Verizon Owner Trust
Series 2018-A A1A	04/20/2023	3.23%	719,186	726,253
Series 2019-B A1A	12/20/2023	2.33%	1,215,000	1,233,470
Series 2019-C A1A	04/20/2024	1.94%	200,000	203,441
Series 2020-A A1A	07/20/2024	1.85%	1,715,000	1,749,321
TOTAL ASSET BACKED SECURITIES (Cost $44,084,579)				44,608,480

CORPORATE BONDS: 22.31%
Aerospace & Defense: 0.06%
Raytheon Technologies Corp.	12/15/2022	2.50%	300,000	308,555

Agriculture: 0.33%
BAT Capital Corp.	08/15/2024	3.22%	240,000	255,471
BAT International Finance PLC (b)	03/25/2026	1.67%	1,615,000	1,597,924
				1,853,395
Auto Manufacturers: 0.36%
General Motors Financial Co., Inc.	06/20/2025	2.75%	1,375,000	1,434,826
Toyota Motor Credit Corp.	03/30/2023	2.90%	510,000	535,033
				1,969,859
Banks: 11.34%
Banco Santander SA (b)	05/28/2025	2.75%	1,310,000	1,368,207
Bank of America Corp.	01/11/2023	3.30%	2,525,000	2,652,594
Bank of America Corp. (3 Month LIBOR USD + 0.930%) (c)	07/21/2023	2.82%	625,000	643,389
Bank of America Corp. (SOFR + 0.740%) (c)	10/24/2024	0.81%	2,035,000	2,039,943
Bank of America Corp. (SOFR + 1.150%) (c)	06/19/2026	1.32%	3,495,000	3,482,966
Bank of America Corp. (SOFR + 1.010%) (c)	10/24/2026	1.20%	250,000	246,500
Bank of Montreal (b)	03/26/2022	2.90%	845,000	866,868
Bank of New York Mellon Corp.	10/24/2024	2.10%	650,000	683,796
Barclays PLC (1 Year CMT Rate + 0.800%) (b)(c)	12/10/2024	1.01%	1,150,000	1,150,396
BNP Paribas SA (3 Month LIBOR USD + 1.111%) (a)(b)(c)	11/19/2025	2.82%	1,150,000	1,210,444
Citigroup, Inc.	01/14/2022	4.50%	1,270,000	1,311,312
Citigroup, Inc. (3 Month LIBOR USD + 0.722%) (c)	01/24/2023	3.14%	1,205,000	1,228,994
Citigroup, Inc. (3 Month LIBOR USD + 1.023%) (c)	06/01/2024	4.04%	1,425,000	1,526,532
Citigroup, Inc. (SOFR + 0.686%) (c)	10/30/2024	0.78%	1,360,000	1,359,008
Citigroup, Inc. (SOFR + 0.765%) (c)	01/28/2027	1.12%	725,000	708,854
Cooperatieve Rabobank UA (b)	11/09/2022	3.95%	895,000	942,327
Credit Suisse AG (b)	05/05/2023	1.00%	900,000	904,480
Danske Bank A/S (1 Year CMT Rate + 1.730%) (a)(b)(c)	01/12/2023	5.00%	815,000	840,765
Goldman Sachs Group, Inc.	01/22/2023	3.63%	1,195,000	1,259,986
Goldman Sachs Group, Inc.	02/23/2023	3.20%	3,385,000	3,542,073
Goldman Sachs Group, Inc. (SOFR + 0.572%) (c)	03/08/2024	0.67%	7,825,000	7,818,566
Goldman Sachs Group, Inc. (SOFR + 0.789%) (c)	12/09/2026	1.09%	235,000	230,174
HSBC Bank Canada (a)(b)	09/10/2023	1.65%	870,000	886,033
HSBC Holdings PLC (SOFR + 1.538%) (b)(c)	04/18/2026	1.65%	675,000	675,160
HSBC Holdings PLC (SOFR + 1.929%) (b)(c)	06/04/2026	2.10%	1,245,000	1,265,521
Huntington National Bank	04/01/2022	3.13%	780,000	799,545
ING Groep NV (b)	04/09/2024	3.55%	965,000	1,038,759
JP Morgan Chase & Co.	09/23/2022	3.25%	910,000	949,377
JP Morgan Chase & Co.	01/25/2023	3.20%	2,650,000	2,783,488
JP Morgan Chase & Co. (SOFR + 0.600%) (c)	09/16/2024	0.65%	225,000	225,427
JP Morgan Chase & Co. (SOFR + 0.695%) (c)	02/04/2027	1.04%	2,530,000	2,466,309
Mitsubishi UFJ Financial Group, Inc. (1 Year CMT Rate + 0.680%) (b)(c)	09/15/2024	0.85%	1,295,000	1,296,253
Morgan Stanley	11/01/2022	4.88%	515,000	549,055
Morgan Stanley	01/23/2023	3.13%	2,440,000	2,554,712
Morgan Stanley (SOFR + 0.455%) (c)	01/25/2024	0.53%	1,650,000	1,646,935
Morgan Stanley	04/29/2024	3.88%	640,000	698,786
Morgan Stanley (SOFR + 1.152%) (c)	07/22/2025	2.72%	1,000,000	1,054,830
National Bank of Canada (a)(b)	10/07/2022	2.15%	505,000	517,593
NatWest Markets PLC (a)(b)	05/21/2023	2.38%	955,000	990,276
Royal Bank of Canada (b)	04/29/2022	2.80%	280,000	287,596
Royal Bank of Canada (b)	11/01/2024	2.25%	645,000	676,537
State Street Corp. (SOFR + 2.690%) (c)	03/30/2023	2.83%	550,000	563,481
Svenska Handelsbanken AB (a)(b)	06/30/2023	0.63%	610,000	612,102
Truist Financial Corp.	08/05/2025	1.20%	1,700,000	1,695,635
UBS AG/London (a)(b)	04/21/2022	1.75%	475,000	481,559
UBS Group AG (1 Year CMT Rate + 0.830%) (a)(b)(c)	07/30/2024	1.01%	200,000	201,154
Wells Fargo & Co.	02/13/2023	3.45%	1,075,000	1,132,271
Wells Fargo & Co. (SOFR + 1.600%) (c)	06/02/2024	1.65%	740,000	755,911
				62,822,479
Beverage: 0.10%
Diageo Capital PLC (b)	09/29/2025	1.38%	575,000	580,100

Biotechnology: 0.33%
Gilead Sciences, Inc.	09/29/2023	0.75%	660,000	660,721
Royalty Pharma PLC (a)(b)	09/02/2023	0.75%	1,150,000	1,148,804
				1,809,525
Chemicals: 0.15%
DuPont de Nemours, Inc.	11/15/2023	4.21%	780,000	847,270

Computers: 0.06%
Apple, Inc.	05/03/2023	2.40%	320,000	334,290

Diversified Financial Services: 1.89%
AerCap Ireland Capital/Global Aviation Trust (b)	01/15/2025	3.50%	1,030,000	1,079,788
Air Lease Corp.	07/03/2023	3.88%	675,000	717,474
Air Lease Corp.	02/01/2024	4.25%	350,000	379,677
American Express Co.	07/30/2024	2.50%	905,000	955,328
Capital One Bank	02/15/2023	3.38%	799,000	839,201
CDP Financial, Inc. (a)(b)	03/07/2022	2.75%	990,000	1,012,762
Charles Schwab Corp.	01/25/2023	2.65%	645,000	670,497
Dragon 2012 LLC	03/12/2024	1.97%	6,965	7,116
GE Capital International Funding Co Unlimited Co. (b)	11/15/2025	3.37%	3,490,000	3,782,618
Helios Leasing I LLC	05/29/2024	2.02%	7,372	7,531
Helios Leasing I LLC	07/24/2024	1.73%	7,888	8,043
Helios Leasing I LLC	09/28/2024	1.56%	7,809	7,958
MSN 41079 and 41084 Ltd. (b)	07/13/2024	1.72%	7,872	8,027
OMERS Finance Trust (a)(b)	05/02/2024	2.50%	920,000	973,436
Phoenix 2012 LLC	07/03/2024	1.61%	7,855	8,003
Safina Ltd. (b)	01/15/2022	1.55%	2,492	2,502
Tagua Leasing LLC	11/16/2024	1.58%	8,366	8,520
				10,468,481
Electric: 0.64%
Eversource Energy	08/15/2025	0.80%	125,000	121,805
Exelon Generation Co. LLC	03/15/2022	3.40%	265,000	271,652
Exelon Generation Co. LLC	06/01/2025	3.25%	220,000	234,797
Nextera Energy Capital Holdings, Inc.	04/01/2022	2.90%	1,065,000	1,091,791
Southern California Edison Co.	04/01/2024	1.10%	1,850,000	1,849,830
				3,569,875
Insurance: 0.79%
Aon Corp.	11/15/2022	2.20%	775,000	795,680
Equitable Financial Life Global (a)	07/07/2025	1.40%	925,000	924,142
Metropolitan Life Global Funding I (a)	07/02/2025	0.95%	1,145,000	1,131,885
New York Life Global Funding (a)	10/21/2023	0.40%	500,000	499,172
Voya Financial, Inc.	07/15/2024	3.13%	970,000	1,036,517
				4,387,396
Media: 0.38%
Comcast Corp.	04/15/2024	3.70%	1,920,000	2,096,729

Miscellaneous Manufacturing: 0.12%
Parker-Hannifin Corp.	06/14/2024	2.70%	610,000	646,303

Oil & Gas: 1.07%
Atmos Energy Corp. (3 Month LIBOR USD + 0.380%) (c)	03/09/2023	0.57%	390,000	390,042
Chevron Corp.	05/11/2023	1.14%	675,000	686,237
Diamondback Energy, Inc.	12/01/2024	2.88%	335,000	353,241
ONE Gas, Inc.	03/11/2024	1.10%	2,575,000	2,574,069
Phillips 66	02/15/2024	0.90%	890,000	890,214
Saudi Arabian Oil Co. (a)(b)	04/16/2022	2.75%	1,000,000	1,024,831
				5,918,634
Packaging & Containers: 0.20%
Berry Global, Inc. (a)	02/15/2024	0.95%	1,100,000	1,094,819

Pharmaceuticals: 1.07%
AbbVie, Inc.	11/21/2022	2.30%	1,600,000	1,646,247
AbbVie, Inc.	11/21/2024	2.60%	1,645,000	1,736,838
Bristol-Myers Squibb Co.	11/13/2023	0.54%	745,000	745,065
CVS Health Corp.	08/12/2024	3.38%	1,690,000	1,818,102
				5,946,252
Pipelines: 0.52%
Energy Transfer Operating LP	05/15/2025	2.90%	520,000	540,923
MPLX LP	03/01/2026	1.75%	1,185,000	1,186,281
ONEOK, Inc.	09/01/2024	2.75%	560,000	587,460
TransCanada PipeLines Ltd. (b)	08/01/2022	2.50%	545,000	560,347
				2,875,011
Real Estate Investment Trusts: 0.60%
American Tower Corp.	09/15/2025	1.30%	1,860,000	1,851,213
Camden Property Trust	12/15/2022	2.95%	375,000	388,329
Crown Castle International Corp.	07/15/2025	1.35%	505,000	503,741
Highwoods Realty LP	06/15/2021	3.20%	110,000	110,082
Kilroy Realty LP	01/15/2023	3.80%	470,000	490,413
				3,343,778
Software: 0.14%
Adobe, Inc.	02/01/2023	1.70%	655,000	671,030
Fiserv, Inc.	07/01/2024	2.75%	105,000	110,946
				781,976
Telecommunications: 2.02%
AT&T, Inc.	03/25/2024	0.90%	1,000,000	1,000,789
NTT Finance Corp. (a)(b)	04/03/2026	1.16%	1,020,000	1,006,061
T-Mobile USA, Inc. (a)	04/15/2025	3.50%	2,780,000	3,000,760
Verizon Communications, Inc.	09/15/2023	5.15%	855,000	948,244
Verizon Communications, Inc.	11/01/2024	3.50%	1,030,000	1,117,923
Verizon Communications, Inc.	11/20/2025	0.85%	3,320,000	3,247,615
Verizon Communications, Inc.	03/20/2026	1.45%	870,000	870,168
				11,191,560
Transportation: 0.14%
Burlington Northern Santa Fe LLC	09/01/2024	3.40%	715,000	774,746
TOTAL CORPORATE BONDS (Cost $122,178,694)				123,621,033

FOREIGN GOVERNMENT BOND: 0.00%*
Petroleos Mexicanos (b)	12/20/2022	2.00%	5,000	5,074
TOTAL FOREIGN GOVERNMENT BOND (Cost $5,000)				5,074

MORTGAGE BACKED SECURITIES: 9.98%
ACRE Commercial Mortgage Trust, 2021-FL4 A (1 Month LIBOR USD + 0.830%) (a)(b)(c)	12/18/2037	0.94%	850,000	847,353
Alen Mortgage Trust, 2021-ACEN A (1 Month LIBOR USD + 1.150%) (a)(c)	04/15/2038	1.26%	1,250,000	1,250,372
Angel Oak Mortgage Trust, 2020-1 M1 (a)(d)	12/25/2059	3.16%	377,000	385,308
BHP Trust, 2019-BXHP A (1 Month LIBOR USD + 0.975%) (a)(c)	08/15/2036	1.08%	1,920,766	1,920,189
BX Commercial Mortgage Trust, 2020-FOX A (1 Month LIBOR USD + 1.000%) (a)(c)	11/15/2032	1.11%	2,000,000	2,003,210
Comm Mortgage Trust
Series 2013-CR9 A4 (d)	07/12/2045	4.22%	946,086	1,010,990
Series 2013-CR6 A4	03/10/2046	3.10%	440,000	452,928
Series 2013-CR10 A4 (d)	08/10/2046	4.21%	200,000	214,928
Series 2014-UBS2 A5	03/10/2047	3.96%	1,150,000	1,241,448
Series 2014-UBS2 AM	03/12/2047	4.20%	1,150,000	1,238,963
Series 2015-CR27 AM	10/13/2048	3.98%	1,000,000	1,096,512
Connecticut Avenue Securities Trust
Series 2020-R02 2M1 (1 Month LIBOR USD + 0.750%) (a)(c)	01/25/2040	0.86%	403,339	403,210
Series 2020-R01 1M1 (1 Month LIBOR USD + 0.800%) (a)(c)	01/25/2040	0.91%	100,916	100,916
Fannie Mae Aces, 2017-M7 A1	02/25/2027	2.60%	2,756,343	2,888,362
Fannie Mae Connecticut Avenue Securities
Series 2014-C02 1M2 (1 Month LIBOR USD + 2.600%) (c)	05/28/2024	2.71%	960,600	944,446
Series 2014-C03 1M2 (1 Month LIBOR USD + 3.000%) (c)	07/25/2024	3.11%	443,022	436,759
Series 2017-C02 2ED4 (1 Month LIBOR USD + 0.850%) (c)	09/25/2029	0.96%	170,651	166,616
Series 2017-C02 2ED3 (1 Month LIBOR USD + 1.350%) (c)	09/25/2029	1.46%	403,358	403,962
Series 2017-C05 1M2A (1 Month LIBOR USD + 2.200%) (c)	01/25/2030	2.31%	190,816	190,936
Series 2017-C05 1M2 (1 Month LIBOR USD + 2.200%) (c)	01/25/2030	2.31%	686,003	692,660
Series 2018-C01 1EB1 (1 Month LIBOR USD + 0.450%) (c)	07/25/2030	0.56%	385,000	381,440
FHLMC Multifamily Structured Pass Through Certificates
Series KF08 A (1 Month LIBOR USD + 0.300%) (c)	01/25/2022	0.42%	129,548	129,301
Series K052 A1	01/25/2025	2.60%	348,964	363,176
Series K050 A1	01/25/2025	2.80%	2,479,342	2,591,461
Series K059 A1	09/25/2025	2.76%	789,980	839,351
Series KC06 A1	02/25/2026	2.17%	1,510,000	1,558,707
Freddie Mac STACR Trust
Series 2018-DNA2 M2A (1 Month LIBOR USD + 2.150%) (a)(c)	12/26/2030	2.26%	700,000	704,642
Series 2018-DNA3 M2A (1 Month LIBOR USD + 2.100%) (a)(c)	09/25/2048	2.21%	750,000	751,892
Series 2020-DNA2 M1 (1 Month LIBOR USD + 0.750%) (a)(c)	02/25/2050	0.86%	22,830	22,824
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA2 M1 (1 Month LIBOR USD + 1.200%) (c)	10/25/2029	1.31%	389,958	390,451
Series 2020-HQA2 M1 (1 Month LIBOR USD + 1.100%) (a)(c)	03/25/2050	1.21%	858,349	858,754
FRESB Multifamily Mortgage Pass Through Certificates
Series 2016-SB17 A7F (d)	05/25/2023	2.15%	589,190	595,960
Series 2017-SB32 A7F (d)	04/25/2024	2.44%	1,001,399	1,023,383
Series 2019-SB67 A5F (d)	07/25/2024	2.09%	1,374,426	1,405,956
Series 2019-SB69 A5F (d)	10/25/2024	2.25%	1,620,523	1,669,305
Series 2016-SB23 A10F (d)	09/25/2026	2.31%	858,165	881,514
GCT Commercial Mortgage Trust, 2021-GCT A (1 Month LIBOR USD + 0.800%) (a)(c)	02/15/2038	0.91%	1,400,000	1,400,264
GS Mortgage Securities Trust
Series 2013-GC10 AS	02/12/2046	2.94%	1,720,000	1,781,099
Series 2015-GC28 AS	02/12/2048	3.76%	885,000	957,293
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2010-C2 A3 (a)	11/15/2043	4.07%	86,115	86,330
Series 2012-C8 ASB	10/17/2045	2.38%	154,275	156,293
Series 2013-C15 A-S	11/17/2045	4.42%	1,250,000	1,348,416
Series 2014-C23 ASB	09/17/2047	3.66%	930,284	977,551
Series 2014-C22 AS	09/17/2047	4.11%	1,350,000	1,450,162
Series 2013-C10 AS	12/17/2047	3.37%	762,000	791,566
Series 2016-JP3 A-5	08/15/2049	2.87%	1,500,000	1,582,187
JP Morgan Mortgage Trust
Series 2016-4 A5 (a)(d)	10/25/2046	3.50%	15,332	15,352
Series 2018-1 A5 (a)(d)	06/25/2048	3.50%	37,538	37,548
KKR Industrial Portfolio Trust, 2020-AIP D (1 Month LIBOR USD + 2.030%) (a)(c)	03/16/2037	2.14%	482,103	482,557
Merit, 2020-HILL A (1 Month LIBOR USD + 1.150%) (a)(c)	08/17/2037	1.26%	2,350,000	2,357,366
New Residential Mortgage Loan Trust
Series 2015-1A A3 (a)(d)	05/28/2052	3.75%	481,519	508,384
Series 2014-2A A3 (a)(d)	05/25/2054	3.75%	82,441	87,349
Series 2016-1A A1 (a)(d)	03/25/2056	3.75%	188,940	199,499
Series 2017-1A A1 (a)(d)	02/25/2057	4.00%	366,936	393,465
Series 2017-6A A1 (a)(d)	08/25/2057	4.00%	177,081	189,527
Series 2018-5A A1 (a)(d)	12/25/2057	4.75%	751,093	793,435
OBX Trust, 2018-1 A2 (1 Month LIBOR USD + 0.650%) (a)(c)	06/25/2057	0.76%	424,887	425,736
Sequoia Mortgage Trust
Series 2017-1 A4 (a)(d)	02/25/2047	3.50%	165,358	165,930
Series 2017-CH1 A11 (a)(d)	08/25/2047	3.50%	23,666	23,669
Series 2019-5 A4 (a)(d)	12/25/2049	3.50%	188,122	190,378
Series 2020-1 A4 (a)(d)	02/25/2050	3.50%	227,061	228,479
Shellpoint Co-Originator Trust, 2017-2 A4 (a)(d)	10/25/2047	3.50%	12,148	12,148
STACR Trust, 2018-DNA2 M1 (1 Month LIBOR USD + 0.800%) (a)(c)	12/26/2030	0.91%	197,741	197,792
UBS Commercial Mortgage Trust, 2017-C6 ASB	12/16/2050	3.50%	1,000,000	1,085,941
UBS-Barclays Commercial Mortgage Trust, 2012-C4 A5	12/12/2045	2.85%	870,000	896,402
Verus Securitization Trust, 2020-1 A3 (a)(c)	01/25/2060	2.72%	664,860	670,768
VNDO Mortgage Trust, 2012-6AVE A (a)	11/15/2030	3.00%	1,000,000	1,027,736
Wells Fargo Commercial Mortgage Trust, 2012-LC5 AS	10/17/2045	3.54%	185,000	191,600
WFRBS Commercial Mortgage Trust
Series 2011-C3 A4 (a)	03/17/2044	4.38%	76,521	76,454
Series 2013-C13 AS	05/17/2045	3.35%	185,000	192,967
Series 2012-C10 A3	12/15/2045	2.88%	975,000	1,004,959
Series 2013-UBS1 A4 (d)	03/16/2046	4.08%	772,216	829,447
Series 2013-C14 A5	06/15/2046	3.34%	200,000	210,364
Series 2013-C17 ASB	12/17/2046	3.56%	161,774	167,882
TOTAL MORTGAGE BACKED SECURITIES (Cost $54,451,395)				55,252,480

MUNICIPAL BONDS: 0.30%
Miami Dade County Florida Aviation Refunding Taxable Series B	10/01/2023	2.37%	650,000	678,968
Nebraska Public Power District	01/01/2024	2.22%	675,000	698,710
Water Works Board of the City of Birmingham	01/01/2024	2.20%	270,000	282,144
TOTAL MUNICIPAL BONDS (Cost $1,596,694)				1,659,822

PURCHASED OPTION: 3.55%
Call Option: 3.55%		Counterparty	Number of Contracts
Nomura Galaxy Option, Expiration: August 2022, Current Price: $1,427.75, Exercise Price: $0.0001 (h)		Nomura Securities	13,789	19,687,564
TOTAL PURCHASED OPTION (Cost $12,969,871)		(Bermuda)		19,687,564

U.S. GOVERNMENT AGENCY ISSUES: 6.77%
Federal Farm Credit Banks	06/26/2023	1.77%	2,450,000	2,535,777
Federal Farm Credit Banks	07/17/2023	2.88%	1,600,000	1,697,359
Federal Home Loan Banks	07/07/2021	1.88%	2,420,000	2,431,737
Federal Home Loan Banks	06/10/2022	2.13%	5,575,000	5,707,548
Federal Home Loan Banks	06/10/2022	2.75%	1,000,000	1,031,453
Federal Home Loan Banks	06/09/2023	3.25%	2,345,000	2,495,657
Federal Home Loan Banks	09/08/2023	3.38%	2,235,000	2,403,813
Federal Home Loan Banks	12/08/2023	3.38%	2,325,000	2,514,329
Federal Home Loan Mortgage Corp.	05/19/2023	0.25%	2,730,000	2,729,930
Federal Home Loan Mortgage Corp.	06/26/2023	0.25%	3,000,000	3,002,366
Federal Home Loan Mortgage Corp.	07/20/2023	0.41%	2,465,000	2,466,682
Federal Home Loan Mortgage Corp.	09/08/2023	0.25%	885,000	884,787
Federal Home Loan Mortgage Corp.	11/06/2023	0.25%	4,000,000	3,996,791
Federal National Mortgage Association	01/19/2023	2.38%	220,000	228,754
Federal National Mortgage Association	07/10/2023	0.25%	3,350,000	3,352,409
Small Business Administration Participation Certificates	11/01/2032	2.09%	8,996	9,081
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $36,684,135)				37,488,473

U.S. GOVERNMENT NOTES: 30.17%
United States Treasury Note	05/15/2022	1.75%	39,655,000	40,381,492
United States Treasury Note	08/15/2022	1.50%	3,495,000	3,561,350
United States Treasury Note	11/30/2022	0.13%	15,625,000	15,620,727
United States Treasury Note	02/15/2023	2.00%	11,500,000	11,892,617
United States Treasury Note	03/31/2023	1.50%	29,255,000	30,029,801
United States Treasury Note	12/31/2023	2.63%	14,425,000	15,342,903
United States Treasury Note	01/15/2024	0.13%	1,330,000	1,323,142
United States Treasury Note	04/30/2024	2.00%	6,020,000	6,317,237
United States Treasury Note	04/30/2024	2.25%	1,585,000	1,675,395
United States Treasury Note	05/15/2024	2.50%	6,030,000	6,425,248
United States Treasury Note	09/30/2024	1.50%	500,000	517,070
United States Treasury Note	12/31/2024	2.25%	440,000	467,294
United States Treasury Note	01/31/2025	1.38%	5,655,000	5,816,477
United States Treasury Note	05/15/2025	2.13%	2,320,000	2,454,941
United States Treasury Note	05/31/2025	0.25%	3,265,000	3,202,251
United States Treasury Note	07/31/2025	0.25%	14,005,000	13,693,717
United States Treasury Note	10/31/2025	0.25%	2,920,000	2,841,981
United States Treasury Note	01/31/2026	0.38%	5,745,000	5,599,580
TOTAL U.S. GOVERNMENT NOTES (Cost $167,340,605)				167,163,223

SHORT TERM INVESTMENT: 3.20%
MONEY MARKET FUND: 3.20%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 0.03% (e)(f)			17,732,435	17,732,435
TOTAL MONEY MARKET FUND (Cost $17,732,435)				17,732,435
TOTAL SHORT TERM INVESTMENT (Cost $17,732,435)				17,732,435

TOTAL INVESTMENTS (Cost $457,038,408): 84.34%				467,218,584
Other Assets in Excess of Liabilities: 15.66% (g)				86,775,957
TOTAL NET ASSETS: 100.00%				$553,994,541

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2021, the value of these securities total $55,527,350 which represents 10.02% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2021.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2021.
(e)	The rate quoted is the annualized seven-day effective yield as of March 31, 2021.
(f)	A portion of this security is held by LCLSCS Fund Limited and pledged as collateral for swap contracts. At March 31, 2021, the value of this security totals $435,818.
(g)	Includes assets pledged as collateral for swap contracts. At March 31, 2021, the value of these assets total $66,401,648.
(h)
The Nomura Call option is issued by Nomura Securities Ltd. provides LoCorr Long/Short Commodities Strategy Fund access to the performance of the Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC which effectuates its trading strategy through the Galaxy Plus Fund – East Alpha Master Fund (548) LLC. The underlying strategy is a quantitative trading program specializing in commodity futures contracts.

*	Amount rounds to less than 0.005% of net assets.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
March 31, 2021 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCLSCS Fund Limited.
Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Unrealized (Depreciation)	Counterparty

12/16/2022	LoCorr Commodities Index#	0.50%	Quarterly	$377,945,098	$(5,389,193)	Deutsche Bank AG

#	Comprised of a proprietary basket of Commodity Trading Advisor's ''CTA'') Programs investing in various futures contracts, forward currency contracts, foreign currency and other similar investments.

The underlying components of the basket as of March 31, 2021 are shown below:#

			Number of Contracts			Concentration %
Description	Expiration Date		Purchased (Sold)		Value	of Exposure
Futures Contracts:
Purchase Contracts:(1)
WTI Crude	May-21		6,471		$394,765,548	15.05%
Brent Crude	May-21		3,733		238,774,418	9.10%
Sugar No.11	Jun-21		4,401		72,879,583	2.78%
Natural Gas	Jul-21		2,308		63,668,974	2.43%
Copper	Jul-21		414		41,399,920	1.58%
Gasoline RBOB	May-21		449		37,612,010	1.43%
Lean Hogs	Apr-21		680		27,408,434	1.04%
Heating Oil	May-21		305		23,074,691	0.88%
Low Sulphur Gasoil	May-21		446		22,651,646	0.86%
Soybean	Jul-21		312		21,358,371	0.81%
Brent Crude (ICE)	Jun-21		320		20,310,180	0.77%
Natural Gas	Sep-21		627		17,302,065	0.66%
Gold	Jun-21		91		15,594,103	0.60%
Copper	Dec-21		137		13,695,225	0.52%
Coffee	Mar-22		233		11,572,601	0.44%
Corn	Jul-21		444		11,569,324	0.44%
WTI Crude	Jun-21		172		10,469,890	0.40%
Live Cattle	Dec-21		199		10,095,553	0.39%
Silver	May-21		77		9,327,981	0.36%
Corn	Dec-21		373		8,446,119	0.32%
Soybean Meal	Jul-21		209		8,412,832	0.32%
Natural Gas	Jan-22		272		8,138,240	0.31%
Soybean	Nov-21		132		7,921,954	0.30%
Cotton No.2	Dec-21		203		7,879,410	0.30%
Brent Crude	Jul-21		124		7,815,866	0.30%
Live Cattle	Aug-21		161		7,790,484	0.30%
Soybean Oil	Dec-21		288		7,666,381	0.29%
Coffee	Dec-21		149		7,272,265	0.28%
Total Purchase Contracts					1,134,874,065	43.26%

Sale Contracts:(1)
WTI Crude	Apr-21		(6,697)		$408,497,335	15.57%
Brent Crude	Apr-21		(3,878)		249,900,839	9.52%
Sugar No.11	Apr-21		(4,608)		76,302,056	2.91%
Natural Gas	Apr-21		(2,166)		56,665,705	2.16%
Copper	May-21		(405)		40,464,168	1.54%
Lean Hogs	Jun-21		(948)		39,924,854	1.52%
Gasoline RBOB	Apr-21		(349)		29,365,738	1.12%
Live Cattle	Jun-21		(531)		25,984,702	0.99%
Low Sulphur Gasoil	Apr-21		(424)		21,408,734	0.82%
Natural Gas	Jun-21		(703)		19,275,468	0.74%
Heating Oil	Apr-21		(234)		17,673,343	0.67%
Wheat	Jul-21		(519)		15,385,010	0.59%
Coffee	May-21		(330)		15,341,149	0.58%
Hard Red Wheat	May-21		(541)		14,997,878	0.58%
Coffee	Jul-21		(248)		11,738,338	0.45%
Soybean Meal	May-21		(284)		11,366,281	0.43%
Lead	Jun-21		(188)		9,242,388	0.35%
Cocoa	Jul-21		(318)		7,637,598	0.29%
WTI Crude	May-21		(110)		6,718,351	0.26%
Total Sale Contracts					1,077,889,937	41.09%
Other Futures Contracts					196,575,967	7.50%
Total Futures Contracts					2,409,339,969	91.85%

Forward Currency Contracts:			Delivered (in USD)		Received (in USD)
Sales Contracts:(1)
USD/EUR	03/31/2021	U.S. Dollar	$(8,485,530)	Euro	$8,470,077	0.32%
Total Forward Currency Contracts Sold					8,470,077	0.32%
Other Forward Currency Contracts					113	0.00%
Total Forward Currency Contracts					8,470,190	0.32%

Cash and Foreign Currency:			Quantity
Cash and Foreign Currency Purchased:(1)
U.S. Dollar			84,248,694		$84,248,694	3.21%
Total Cash and Foreign Currency Purchased					84,248,694	3.21%

Cash and Foreign Currency Sold:(1)
Euro			117,261,439		$117,261,439	4.47%
Total Cash and Foreign Currency Sold					117,261,439	4.47%
Other Cash and Foreign Currency					4,006,490	0.15%
Total Cash and Foreign Currency					205,516,623	7.83%
Total Underlying Positions					$2,623,326,782	100.00%

#
The investment is not a direct holding of LoCorr Long/Short Commodities Strategy Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional values of the positions within the underlying swap basket.

(1) Represents the 50 largest components of the basket.

COMEX - Commodity Exchange, Inc.
LME - London Metal Exchange

NOTES

Investment Valuation
Fair Value Measurement Summary
March 31, 2021 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a ''Fund'' and collectively the ''Funds'') follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fund-linked options are stated at fair value based on the fair value of Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Long/Short Commodities Strategy Fund’s consolidated investments and swap contracts as of March 31, 2021:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$44,608,480	$-	$44,608,480
Corporate Bonds	-	123,621,033	-	123,621,033
Foreign Government Bond	-	5,074	-	5,074
Mortgage Backed Securities	-	55,252,480	-	55,252,480
Municipal Bonds	-	1,659,822	-	1,659,822
Purchased Call Option	-	19,687,564	-	19,687,564
U.S. Government Agency Issues	-	37,488,473	-	37,488,473
U.S. Government Notes	-	167,163,223	-	167,163,223
Short Term Investment	17,732,435	-	-	17,732,435
Total Investments	$17,732,435	$449,486,149	$-	$467,218,584

Swap Contracts*
Long Total Return Swap Contracts	$-	$(5,389,193)	$-	$(5,389,193)
Total Swap Contracts	$-	$(5,389,193)	$-	$(5,389,193)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s investment in swap contracts represents the net unrealized depreciation at March 31, 2021.

The LoCorr Long/Short Commodities Strategy Fund did not hold any Level 3 assets during the period.